Subsequent events (Details Text) - BRL (R$) shares in Thousands, R$ in Thousands	May 11, 2018	Apr. 30, 2018	Mar. 21, 2018	Dec. 31, 2017
Subsequent events (Details Text)
Shares outstanding				797,257,604
Non-adjusting Events After Reporting Period
Subsequent events (Details Text)
Payment of additional dividends		R$ 1,500,000
Non-adjusting Events After Reporting Period | USD
Subsequent events (Details Text)
International revolving credit facility	R$ 1,000,000
Non-adjusting Events After Reporting Period | Long-term share-based incentive plan (“ILP Plan”)
Subsequent events (Details Text)
Shares outstanding			573,345